Temporary Equity - Schedule of Temporary Equity (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 19, 2019	Sep. 06, 2019	Jul. 15, 2019	Mar. 31, 2020	Dec. 31, 2019
Total temporary equity, beginning balance				$ 462
Total temporary equity, shares, beginning balance				461,839
Total temporary equity, ending balance				$ 463	$ 462
Total temporary equity, shares, ending balance				456,000	461,839
Series D Preferred Stock [Member]
Total temporary equity, beginning balance				$ 462
Total temporary equity, shares, beginning balance				461,839
Issuance of Series D convertible preferred stock for cash	$ 253,000	$ 203,000	$ 253,000	$ 203	$ 709
Issuance of Series D convertible preferred stock for cash, shares				203,000	709,000
Offering cost related to issuance of Series D convertible preferred stock				$ (3)	$ (9)
Offering cost related to issuance of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of offering cost				$ 3	$ 9
Deemed dividends related to immediate accretion of offering cost, shares
Accrued Series D preferred stock dividends				$ 9	$ 6
Accrued Series D preferred stock dividends, shares				8,868	5,839
Bifurcated redemption feature of Series D convertible preferred stock				$ (171)	$ (589)
Bifurcated redemption feature of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock				$ 171	$ 589
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock, shares
Redemption of Series D preferred stock (including accrued dividends)				$ (211)
Redemption of Series D preferred stock (including accrued dividends), shares				(210,831)
Total temporary equity, ending balance				$ 463	$ 462
Total temporary equity, shares, ending balance				462,876	461,839